Provisions and other long-term liabilities (Details)		12 Months Ended
	Oct. 26, 2021 item	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Feb. 06, 2023 USD ($)	Feb. 06, 2023 GBP (£)	Jan. 26, 2023 item	Jul. 31, 2022 item	Jul. 15, 2021 item	Feb. 29, 2020 GBP (£)
Disclosure of other provisions [line items]
Other provisions at beginning of period		$ 62,848,000		$ 82,370,000
Addition to provision / changes in estimates		(7,612,000)		(638,000)
Exchange difference		(1,983,000)		(1,975,000)
Foreign currency translation		(563,000)		(653,000)
Amortization		(2,407,000)		(223,000)
Unwinding of discount		3,188,000		3,626,000
Amounts used during the year		(1,524,000)		(461,000)
Liabilities associated with assets held for sale				(19,198,000)
Other provisions at end of period		51,947,000		62,848,000
Amount of Assets Under Freeze | £										£ 4,465,600
Number of law issues | item							2	2	2
Number Of Claimants | item	102
Estimated litigation liability					$ 397,089	£ 330,022
Recognized provision related to contingent liability		5,384,000	£ 4,465,600
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Other provisions at beginning of period		45,842,000		64,040,000
Addition to provision / changes in estimates		(4,942,000)		(651,000)
Exchange difference		(669,000)		(668,000)
Foreign currency translation		(577,000)		(651,000)
Amortization				0
Unwinding of discount		2,641,000		3,140,000
Amounts used during the year		(1,392,000)		(170,000)
Liabilities associated with assets held for sale				(19,198,000)
Other provisions at end of period		40,903,000		45,842,000
Provision For Deferred Income [member]
Disclosure of other provisions [line items]
Other provisions at beginning of period		3,331,000		3,828,000
Addition to provision / changes in estimates		0		(46,000)
Exchange difference		(167,000)		(228,000)
Amortization		(2,407,000)		(223,000)
Unwinding of discount		0
Other provisions at end of period		757,000		3,331,000
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Other provisions at beginning of period		13,675,000		14,502,000
Addition to provision / changes in estimates		(2,670,000)		59,000
Exchange difference		(1,147,000)		(1,079,000)
Foreign currency translation		14,000		(2,000)
Amortization				0
Unwinding of discount		547,000		486,000
Amounts used during the year		(132,000)		(291,000)
Other provisions at end of period		$ 10,287,000		$ 13,675,000